Organization and Principal Activities - Additional Information (Details) $ in Thousands				12 Months Ended
	May 11, 2017	Apr. 28, 2017 USD ($) shares	Aug. 18, 2015	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization And Principal Activities [Line Items]
Formation date				Jul. 12, 2004
Place of incorporation				China Rapid Finance Limited (the “Company”), formerly known as China Risk Finance LLC, was formed in Delaware, United States of America (the “USA”)
Reorganization date			Aug. 18, 2015
Exchange of ordinary shares as part of reorganization, description				In connection with the Reorganization, all of China Risk Finance LLC’s ordinary shares were exchanged for ordinary shares of China Rapid Finance Limited with equivalent rights. The Series A, Series B and Series C preferred shares of China Risk Finance LLC were cancelled in exchange for an equivalent number of Series A, Series B and Series C preferred shares of China Rapid Finance Limited with equivalent rights and preferences before and after the Reorganization
Accumulated losses from operations				$ 293,079	$ 283,178	$ 221,696
Net cash used in operating activities				14,897	36,635	3,701
Cash and cash equivalents				$ 15,423	$ 33,029
Net proceeds after deducting commissions and offering expenses		$ 63,020				$ 63,020
Upon Initial Public Offering
Organization And Principal Activities [Line Items]
Initial public offering, date		Apr. 28, 2017
Over-allotment option, exercise date	May 11, 2017
Ratio of common shares to ADSs		1
Preferred shares conversion, description				Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into common shares immediately as of the same date.
Ordinary Shares | Upon Initial Public Offering
Organization And Principal Activities [Line Items]
Number of shares issued and sold | shares		11,500,000